REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Disclosure of performance obligations
The table below summarizes the nature of the various performance obligations in our contracts with customers and when we recognize performance on those obligations.

Performance obligations from contracts with customers	Timing of satisfaction of the performance obligation
Wireless airtime, data, and other services; television, telephony, Internet, and home monitoring services; network services; media subscriptions; and rental of equipment	As the service is provided (usually monthly)
Roaming, long-distance, and other optional or non-subscription services, and pay-per-use services	As the service is provided
Wireless devices and related equipment	Upon activation or purchase by the end customer
Installation services for Cable subscribers	When the services are performed
Advertising	When the advertising airs on our radio or television stations or is displayed on our digital properties
Subscriptions by television stations for subscriptions from cable and satellite providers	When the services are delivered to cable and satellite providers' subscribers (usually monthly)
Toronto Blue Jays' home game admission and concessions	When the related games are played during the baseball season and when goods are sold
Toronto Blue Jays revenue from the Major League Baseball Revenue Sharing Agreement, which redistributes funds between member clubs based on each club's relative revenue, as well as other league distributions	In the applicable period, when the amount is determinable
Today's Shopping Choice and Toronto Blue Jays merchandise	When the goods are transferred to the end customer
Radio and television broadcast agreements	When the related programs are aired
Sublicensing of program rights	Over the course of the applicable licence period
The table below shows the revenue we expect to recognize in the future related to unsatisfied or partially satisfied performance obligations as at December 31, 2024. The unsatisfied portion of the transaction price of the performance obligations relates primarily to monthly services; we expect to recognize it substantially over the next three to five years.

(In millions of dollars)	2025	2026	2027	Thereafter	Total
Telecommunications service	2,739	934	64	235	3,972

Explanation of significant changes in contract assets and contract liabilities
CONTRACT ASSETS
Below is a summary of our contract assets from contracts with customers, net of an allowance for doubtful accounts, and the significant changes in those balances during the years ended December 31, 2024 and 2023.

		Years ended December 31
(In millions of dollars)	Note	2024	2023

Balance, beginning of year		276	197
Additions from new contracts with customers, net of terminations and renewals		173	204
Contract assets acquired	3	—	35
Amortization of contract assets to accounts receivable		(181)	(160)

Balance, end of year		268	276

Current		171	163
Long-term		97	113

Balance, end of year		268	276

CONTRACT LIABILITIES
Below is a summary of our contract liabilities from contracts with customers and the significant changes in those balances during the years ended December 31, 2024 and 2023.

		Years ended December 31
(In millions of dollars)	Note	2024	2023

Balance, beginning of year		1,044	461
Contract liabilities assumed	3	—	164
Revenue deferred in previous year and recognized as revenue in current year		(771)	(574)
Net additions from contracts with customers		809	993

Balance, end of year		1,082	1,044

Current		800	773
Long-term		282	271

Balance, end of year		1,082	1,044

Disclosure of deferred commission costs assets
Below is a summary of the changes in the deferred commission cost assets recognized from the incremental costs incurred to obtain contracts with customers during the years ended December 31, 2024 and 2023. The deferred commission cost assets are presented within "other current assets" (when they will be amortized into operating costs within one year of the date of the financial statements) or "other long-term assets".

	Years ended December 31
(In millions of dollars)	2024	2023

Balance, beginning of year	488	374
Additions to deferred commission cost assets	640	492
Amortization recognized on deferred commission cost assets	(375)	(378)

Balance, end of year	753	488

Current	417	341
Long-term	336	147

Balance, end of year	753	488

Disclosure of disaggregation of revenue from contracts with customers
DISAGGREGATION OF REVENUE

	Years ended December 31
(In millions of dollars)	2024	2023

Wireless
Service revenue	8,041	7,764
Equipment revenue	2,487	2,420
Revenue from external customers	10,528	10,184
Service revenue from internal customers	67	38
Total Wireless	10,595	10,222

Cable
Service revenue	7,750	6,921
Equipment revenue	51	43
Revenue from external customers	7,801	6,964
Service revenue from internal customers	75	41
Total Cable	7,876	7,005

Media
Revenue from external customers	2,215	2,086
Revenue from internal customers	269	249
Total Media	2,484	2,335

Corporate items
Revenue from external customers	60	74
Revenue from internal customers	23	3
Total Corporate items	83	77

Intercompany eliminations	(434)	(331)

Total revenue	20,604	19,308

Total service revenue	18,066	16,845
Total equipment revenue	2,538	2,463

Total revenue	20,604	19,308